THE HUNTINGTON FUNDS

                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7010

                               September 4, 2007


EDGAR Operations Branch
Office of Insurance Products
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: The Huntington Funds (the "Trust")
            Huntington VA Real Strategies Fund (the "Fund")
           1933 Act File No. 33-11905
           1940 Act File No. 811-5010

Dear Sir or Madam:

      Pursuant to Rule 497(c) of the Securities Act of 1933, the definitive Prospectus and Statement of Additional Information of the above-referenced Fund dated August 31, 2007, are hereby electronically transmitted.

      Changes have been electronically redlined to reflect differences from the Fund's Prospectus and Statement of Additional Information filed pursuant to Rule 485(a) as Post-Effective Amendment No. 54 with the Commission on June 15, 2007.

      If you have any questions on the enclosed material,  please  contact me at
(412) 288-1202.

                                                 Very truly yours,



                                                 /s/ Alice Helscher
                                                 Alice Helscher
                                                 Paralegal









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